Application of New Standards, Amendments and Interpretations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
Summary of new and amended standards adopted by the group
New standards, interpretations and amendments issued by International Accounting Standards Board (the “IASB”) and became effective from 2025 are as follows:

New Standards, Interpretations and Amendments	Effective date by IASB
Amendments to IAS 21, ‘Lack of exchangeability’	January 1, 2025

Summary of new and revised International financial reporting standards not yet adopted
New standards, interpretations and amendments which have been published by IASB but are not mandatory for the financial period ended December 31, 2025 are listed below:

New Standards, Interpretations and Amendments	Effective date by IASB
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by IASB
Specific provisions of Amendments to IFRS 9 and IFRS 7, ‘Amendments to the classification and measurement of financial Instruments’	January 1, 2026
Amendments to IFRS 9 and IFRS 7, ‘Contracts referencing nature-dependent electricity’	January 1, 2026
Annual Improvements to IFRS Accounting Standards - Volume 11	January 1, 2026
IFRS 18, ‘Presentation and disclosure in financial statements’	January 1, 2027
Amendments to IAS 21, ‘Translation to a Hyperinflationary Presentation Currency’	January 1, 2027